Note 13 - Common Stock and Additional Paid-in Capital (Details) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 12, 2014	May. 07, 2014	Feb. 14, 2014	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2015	Nov. 26, 2014	Mar. 22, 2010
Stockholders' Equity Note [Abstract]
Stock Repurchase Program, Authorized Amount (in Dollars)												$ 10,000,000	$ 15,000,000
Stock Repurchased During Period, Shares (in Shares)					2,372,097	843,022	0	0	551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share					$ 5.46	$ 6.30			$ 4.05	$ 5.21
Shares Public Offering (in Shares)				11,500,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Sale of Stock, Price Per Share	$ 10.00	$ 10.50	$ 9.71	$ 10.00
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 35,000,000	$ 47,000,047	$ 32,999,998	$ 115,000,000
Proceeds From Issuance of Equity, Net of Issuance Costs (in Dollars)	$ 34,071,501	$ 46,294,133	$ 31,937,044	$ 109,119,029
Stock Issued During Period, Shares, New Issues (in Shares)	3,500,000	4,476,195	3,398,558
Stock Repurchase Program, Authorized Amount, Additional (in Dollars)											$ 20,000,000